Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 29, 2011
Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 29, 2011
Scout Global Equity Fund (Prospectus Summary) | Scout Global Equity Fund | Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGLX